Gains and losses on disposal and main changes in scope of consolidation - Gains (losses) on disposal of fixed assets, investments and activities - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Gains (losses) on disposal of fixed assets	€ 159	€ 52	€ 221
Gains (losses) on disposal of investments and activities	74	2,455	7
Gains (losses) on disposal of fixed assets, investments and activities	€ 233	€ 2,507	€ 228